Note 3 - Inventories	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Inventory Disclosure [Text Block]
3.	Inventories
  Inventories consisted of the following:
	December 31, 2018	December 31, 2019
Lubricants	533,300	487,268
Victualing	33,647	21,443
Total	566,947	508,711